SCHEDULE OF FAIR VALUE ASSUMPTIONS OF OPTIONS AND WARRANTS (Details)	Aug. 03, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Expected share price volatility	141.63%
Risk free interest rate	3.14%
Warrants [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Share price of last financing	$ 0.48
Risk free interest rate	3.18%
Warrants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility	64.91%
Remaining life of warrants and options	10 days
Warrants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility	113.22%
Remaining life of warrants and options	2 years
Options [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Share price of last financing	$ 0.48
Options [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility	133.15%
Risk free interest rate	2.85%
Remaining life of warrants and options	2 years 6 months 21 days
Options [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected share price volatility	143.30%
Risk free interest rate	3.08%
Remaining life of warrants and options	4 years 2 months 23 days